GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL(Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the year ended December 31, 2014 are shown below.

(Dollars in thousands)
Balance at January 1, 2014	$95,050
Goodwill resulting from business combinations	42,689
Balance at December 31, 2014	$137,739